UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%
$ 24,000,000	Deutsche Bank Securities, Inc. To be repurchased at 24,000,300 (collateralized by $24,254,000 par amount of Federal National Mortgage Association Medium Term Note, 2.00%; due 05/04/2017; Total Value $24,480,317)	0.15%	04/02/12	$24,000,000
22,000,000	Goldman Sachs & Co. To be repurchased at 22,000,275 (collateralized by $27,284,128 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 4.00%; due 11/01/2040; Total Value $22,660,001)	0.15%	04/02/12	22,000,000
23,000,000	HSBC Securities (USA), Inc. To be repurchased at 23,000,345 (collateralized by $23,540,000 par amount of U.S. Treasury Note, 0.38%; due 03/15/2015; Total Value $23,460,736)	0.18%	04/02/12	23,000,000
22,000,000	Morgan Stanley & Co., Inc. To be repurchased at 22,000,312 (collateralized by $21,996,735 par amount of Federal National Mortgage Backed Security and Federal National Mortgage Adjustable Rate Security, 2.87% to 4.00%; due 11/01/2040 to 01/01/2042; Total Value $22,660,001)	0.17%	04/02/12	22,000,000
9,191,000	RBS Securities, Inc. To be repurchased at 9,191,115 (collateralized by $9,095,000 par amount of Federal National Mortgage Backed Security, 3.00%; due 03/01/2027; Total Value $9,469,927)	0.15%	04/02/12	9,191,000
25,000,000	UBS Securities LLC To be repurchased at $25,000,312 (collateralized by $28,832,594 par amount of Federal National Mortgage Backed Security, 5.00%; due 11/01/2040; Total Value $25,750,000)	0.15%	04/02/12	25,000,000

	Total Repurchase Agreements (Cost $125,191,000)			125,191,000

	Total Investments – 100.0% (Cost $125,191,000)*			125,191,000

	Liabilities in excess of Other Assets – 0.0%			(52,046)

	Net Assets – 100.0%			$125,138,954

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

Par Value		Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS – 3.8%
$ 10,000,000	U.S. Treasury Note	0.38%	08/31/12	$10,009,669
20,000,000	U.S. Treasury Note	1.38%	10/15/12	20,133,671
10,000,000	U.S. Treasury Note	1.38%	11/15/12	10,076,489

	Total U.S. Treasury Obligations (Cost $40,219,829)			40,219,829

BANK OBLIGATIONS – 32.0%

YANKEE CERTIFICATES OF DEPOSIT – 32.0%
20,000,000	Australia & New Zealand Banking Group Ltd.	0.37%	06/19/12	20,001,295
10,000,000	Australia & New Zealand Banking Group Ltd.	0.27%	07/27/12	10,000,482
22,000,000	Bank of Nova Scotia, New York	0.35%	07/17/12	22,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.41%	05/03/12	15,000,000
11,000,000	Barclays Bank PLC, New York	0.50%	05/16/12	11,000,000
13,000,000	Barclays Bank PLC, New York	0.59%	07/13/12	13,000,000
20,000,000	Commonwealth Bank of Australia, New York	0.32%	07/10/12	20,002,196
10,000,000	Commonwealth Bank of Australia, New York	0.32%	07/16/12	10,000,728
5,000,000	Commonwealth Bank of Australia, New York	0.28%	08/13/12	4,999,999
12,000,000	Credit Suisse, New York	0.53%	04/10/12	12,000,000
10,000,000	Mizuho Corporate Bank Ltd., New York	0.37%	06/07/12	10,000,000
15,000,000	National Australia Bank Ltd., New York	0.34%	08/21/12	15,000,000
10,000,000	Norinchukin Bank, New York	0.17%	04/03/12	10,000,000
32,000,000	Norinchukin Bank, New York	0.23%	04/23/12	32,000,000
9,500,000	Rabobank Nederland NV, New York	0.47%	04/23/12	9,500,000
10,000,000	Rabobank Nederland NV, New York	0.57%	09/17/12	10,000,000
10,000,000	Royal Bank of Canada, New York (l)	0.59%	04/10/12	10,000,000
5,000,000	Royal Bank of Canada, New York (1)	0.59%	07/09/12	5,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.37%	05/09/12	10,000,000
23,000,000	Sumitomo Mitsui Banking Corp., New York	0.36%	06/12/12	23,000,000
16,000,000	Sumitomo Trust & Banking Co. Ltd., New York	0.28%	04/09/12	16,000,000
15,000,000	Sumitomo Trust & Banking Co. Ltd., New York	0.37%	06/04/12	15,000,000
15,500,000	Toronto Dominion Bank, New York	0.37%	04/17/12	15,500,000
20,000,000	Toronto Dominion Bank, New York	0.38%	05/04/12	19,999,999

	Total Bank Obligations (Cost $339,004,699)			339,004,699

CORPORATE DEBT – 25.1%

COMMERCIAL PAPER – 25.1%

ASSET BACKED SECURITIES – 19.2%
23,000,000	Fairway Finance Co. LLC (1)	0.28%	05/04/12	23,000,000
8,000,000	Fairway Finance Co. LLC (1)	0.28%	08/03/12	8,000,000
20,000,000	Gotham Funding Corp. (2)	0.12%	04/02/12	20,000,000
12,000,000	Kells Funding LLC (2)	0.48%	04/23/12	11,996,640
10,000,000	Kells Funding LLC (2)	0.56%	07/09/12	9,984,756
15,000,000	Metlife Short Term Funding LLC (2)	0.34%	05/24/12	14,992,633

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

(Continued)

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT (continued)

$ 10,000,000	Old Line Funding LLC (2)	0.32%	08/20/12	$9,987,556
10,000,000	Old Line Funding LLC (2)	0.32%	08/27/12	9,986,933
10,000,000	Regency Markets No. 1 LLC (2)	0.44%	04/16/12	9,998,289
20,000,000	Regency Markets No. 1 LLC (2)	0.21%	04/20/12	19,997,900
8,000,000	Solitaire Funding LLC (2)	0.31%	04/10/12	7,999,449
13,000,000	Solitaire Funding LLC (2)	0.47%	04/20/12	12,996,945
15,000,000	Solitaire Funding LLC (2)	0.41%	05/08/12	14,993,850
10,000,000	Solitaire Funding LLC (2)	0.37%	06/06/12	9,993,320
10,000,000	Sydney Capital Corp. (2)	0.25%	06/14/12	9,994,931
10,000,000	Thunder Bay Funding LLC (2)	0.32%	08/28/12	9,986,844

				203,910,046

FINANCIAL COMPANIES – 5.9%

10,000,000	General Electric Capital Corp. (2)	0.31%	08/02/12	9,989,494
12,000,000	General Electric Capital Corp. (2)	0.30%	08/14/12	11,986,600
10,000,000	Nordea North America, Inc. (2)	0.42%	05/21/12	9,994,283
17,000,000	Nordea North America, Inc. (2)	0.36%	05/30/12	16,990,140
13,000,000	Nordea North America, Inc. (2)	0.60%	08/07/12	12,972,483

				61,933,000

	Total Commercial Paper			265,843,046

	Total Corporate Debt (Cost $265,843,046)			265,843,046

MUNICIPAL BONDS – 8.0%(3)

9,315,000	California Housing Finance Agency RB, Home Mortgage, Series E-l, Letter of Credit: Freddie Mac, Fannie Mae	0.15%	02/01/23	9,315,000
5,860,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.17%	08/01/40	5,860,000
12,500,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.18%	08/01/37	12,500,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.16%	05/15/34	18,800,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.18%	05/15/34	18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.17%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.16%	12/01/29	10,800,000

	Total Municipal Bonds (Cost $85,275,000)			85,275,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments March 31, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 31.1%

$ 117,000,000	Deutsche Bank Securities, Inc. To be repurchased at 117,000,975 (collateralized by $118,176,498 par amount of Federal Home Loan Mortgage Corp. and Federal National Mortgage Association Medium Term Note, 0.75% to 4.00%; due 06/12/2013 to 09/28/2016; Total Value $119,340,000)	0.10%	04/02/12	$117,000,000
213,413,000	UBS Securities LLC To be repurchased at $213,415,668 (collateralized by $211,693,921 par amount of Federal National Mortgage Backed Securities, 4.00%; due 11/01/2041 to 03/01/2042; Total Value $219,815,390)	0.15%	04/02/12	213,413,000

	Total Repurchase Agreements (Cost $330,413,000)			330,413,000

	Total Investments – 100.0% (Cost $l,060,755,574)*			1,060,755,574
	Other Assets in excess of Liabilities – 0.0%			34,172

	Net Assets – 100.0%			$1,060,789,746

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
{1)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.
(2)	Rate disclosed represents the discount rate at the time of purchase.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation
RB	Revenue Bonds

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

Par Value		Interest Rate	Maturity	Market Value
U.S. TREASURY OBLIGATIONS – 52.0%

$ 7,625,000	U.S. Treasury Bill (1)	0.19%	03/07/13	$7,612,991
8,000,000	U.S. Treasury Bill (1)	0.19%	03/07/13	7,987,400

	Total U.S. Treasury Obligations (Cost $15,597,075)			15,600,391

AGENCY OBLIGATIONS – 47.5%

750,000	Federal Farm Credit Bank (2)	1.88%	12/07/12	758,524
500,000	Federal Home Loan Bank (2)	3.63%	06/08/12	503,211
300,000	Federal Home Loan Bank (2)	0.25%	06/29/12	300,057
350,000	Federal Home Loan Bank (2)	0.37%	05/03/13	350,423
600,000	Federal Home Loan Bank (2)	0.50%	03/12/14	600,058
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.72%	04/11/13	1,015,075
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	600,122
250,000	Federal Home Loan Mortgage Corp. (2)	0.63%	12/20/13	250,229
450,154	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	08/15/32	455,663
550,000	Federal National Mortgage Association (2)	1.75%	02/22/13	557,231
600,000	Federal National Mortgage Association (2)	2.50%	05/15/14	626,826
450,000	Federal National Mortgage Association (2)	0.70%	03/26/15	451,660
1,030,879	Government National Mortgage Association	4.86%	01/20/61	1,151,698
767,933	Government National Mortgage Association (3)	1.05%	02/20/62	770,573
719,316	Government National Mortgage Association, CMO (3)	4.60%	07/16/29	732,980
259,848	Government National Mortgage Association, CMO	4.86%	02/16/30	265,196
791,370	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	804,161
253,019	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	261,631
691,412	Government National Mortgage Association, CMO	4.92%	05/16/34	725,871
357,846	Government National Mortgage Association, CMO	5.19%	05/16/39	368,452
647,689	Government National Mortgage Association, CMO	2.00%	06/20/39	658,966
640,377	Government National Mortgage Association, CMO	5.02%	06/16/40	677,755
584,560	National Credit Union Administration Guaranteed Notes, CMO (3)	0.61%	11/06/17	584,560
748,510	Small Business Administration (2)(3)	3.08%	06/25/22	803,479

	Total Agency Obligations (Cost $14,265,747)			14,274,401

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

(Concluded)

Shares		Market Value
REGISTERED INVESTMENT COMPANY – 11.7%
3,512,671	Dreyfus Treasury & Agency Cash Management
		$3,512,671

	Total Registered Investment Company (Cost $3,512,671)	3,512,671

	Total Investments – 111.2% (Cost $33,375,493)*	33,387,463
	Liabilities in excess of Other Assets – (11.2%)	(3,374,834)

	Net Assets – 100.0%	$30,012,629

	Net Asset Value	$10.00

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$33,375,493

Unrealized appreciation	19,059
Unrealized depreciation	(7,089)

Net unrealized appreciation	$11,970

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of March 31, 2012.

CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

Par Value		Interest Rate	Maturity	Market Value
U.S. TREASURY OBLIGATIONS – 13.0%
$ 9,800,000	U.S. Treasury Bill (l)	0.19%	03/07/13	$9,784,554

	Total U.S. Treasury Obligations (Cost $9,782,344)			9,784,554

COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.8%

1,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.60%	07/10/46	1,017,426
411,263	Bear Steams Commercial Mortgage Securities	4.98%	02/11/41	425,483
500,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.23%	07/15/44	507,366
210,417	Commercial Mortgage Pass Through Certificates (2)	5.23%	07/10/37	216,989
80,500	Credit Suisse First Boston Mortgage Securities Corp.	4.67%	03/15/36	81,303
239,602	Credit Suisse First Boston Mortgage Securities Corp.	5.18%	11/15/36	241,581
516,105	Credit Suisse First Boston Mortgage Securities Corp. (2)	5.12%	08/15/38	517,359
1,009,091	Credit Suisse Mortgage Capital Certificates	5.44%	09/15/39	1,029,615
673,598	GMAC Commercial Mortgage Securities, Inc.	4.78%	03/10/38	692,071
500,000	Greenwich Capital Commercial Funding Corp.	4.57%	08/10/42	513,823
993,000	GS Mortgage Securities Corp. II (2)	5.28%	08/10/38	1,050,345
1,153,574	GS Mortgage Securities Corp. II (2)	5.78%	08/10/45	1,172,589
527,151	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.49%	12/12/44	544,098
527,836	JP Morgan Chase Commercial Mortgage Securities Corp.	4.63%	03/15/46	534,561
378,510	LB-UBS Commercial Mortgage Trust (2)	4.56%	09/15/27	380,882
281,846	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.45%	02/12/39	294,175
900,000	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.90%	08/12/49	963,070
330,689	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.93%	08/12/49	353,546
337,520	Morgan Stanley Capital I	4.88%	08/13/42	340,971
918,367	Morgan Stanley Capital I (2)	5.42%	03/12/44	942,826
649,883	Wachovia Bank Commercial Mortgage Trust (2)	5.11%	07/15/42	657,679
907,321	Wachovia Bank Commercial Mortgage Trust	5.73%	07/15/45	913,154

	Total Commercial Mortgage-Backed Securities (Cost $13,380,005)			13,390,912

ASSET-BACKED SECURITIES – 18.0%

375,000	American Express Credit Account Master Trust (2)	0.54%	03/16/15	374,928
750,000	AmeriCredit Automobile Receivables Trust	0.91%	10/08/15	751,624
625,000	AmeriCredit Prime Automobile Receivables Trust	3.76%	07/15/15	644,835
551,979	Atlantic City Electric Transition Funding LLC	4.91%	07/20/17	587,451
450,000	Chase Issuance Trust	5.40%	07/15/15	478,271

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

(Continued)

Par Value		Interest Rate	Maturity	Market Value
ASSET-BACKED SECURITIES (continued)
$ 458,461	CIT Marine Trust	6.25%	11/15/19	$469,287
450,000	CNH Equipment Trust	0.94%	05/15/17	450,659
800,000	Discover Card Master Trust (2)	0.81%	06/15/15	801,976
750,000	Discover Card Master Trust I (2)	0.57%	06/16/15	748,983
310,000	Ford Credit Auto Owner Trust	4.43%	11/15/14	320,592
650,000	Ford Credit Auto Owner Trust	1.58%	09/15/15	659,679
550,000	Ford Credit Floorplan Master Owner Trust	1.50%	09/15/15	554,953
850,000	GE Capital Credit Card Master Note Trust (2)	1.09%	09/15/16	852,864
600,000	GE Dealer Floorplan Master Note Trust (2)	0.84%	07/20/16	602,788
345,000	GE Equipment Midticket LLC	5.67%	11/16/20	353,066
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	400,545
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	251,234
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	797,733
750,000	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	753,700
600,000	Nissan Auto Lease Trust	0.98%	05/15/15	600,527
750,000	PSE&G Transition Funding LLC	6.75%	06/15/16	832,075
415,000	World Financial Network Credit Card Master Trust	4.66%	05/15/17	434,835
750,000	World Omni Auto Receivables Trust	2.21%	05/15/15	763,082

	Total Asset-Backed Securities (Cost $13,482,647)			13,485,687

AGENCY OBLIGATIONS – 17.6%

1,500,000	Federal Farm Credit Bank (3)	1.88%	12/07/12	1,517,049
1,300,000	Federal Home Loan Bank (3)	3.63%	06/08/12	1,308,349
700,000	Federal Home Loan Bank (3)	0.25%	06/29/12	700,135
750,000	Federal Home Loan Bank (3)	0.37%	05/03/13	750,907
1,500,000	Federal Home Loan Bank (3)	0.50%	03/12/14	1,500,145
1,000,000	Federal Home Loan Mortgage Corp. (3)	1.72%	04/11/13	1,015,075
1,200,000	Federal Home Loan Mortgage Corp. (3)	0.38%	11/27/13	1,200,244
1,300,000	Federal National Mortgage Association (3)	1.75%	02/22/13	1,317,091
1,200,000	Federal National Mortgage Association (3)	2.50%	05/15/14	1,253,652
925,000	Federal National Mortgage Association (3)	0.70%	03/26/15	928,412
1,700,000	Government National Mortgage Association (2)	1.05%	02/20/62	1,705,844

	Total Agency Obligations (Cost $13,188,645)			13,196,903

CORPORATE BONDS – 31.6%

BANKS – 12.5%
750,000	Bank of America Corp. (2)	1.97%	01/30/14	736,355
725,000	Bank of New York Mellon Corp. (The) (2)	0.82%	07/28/14	726,060
1,000,000	Bank of Nova Scotia	2.25%	01/22/13	1,013,792
834,000	Citigroup, Inc.	5.30%	10/17/12	850,570
1,000,000	Credit Suisse, New York	5.00%	05/15/13	1,038,299
500,000	Goldman Sachs Group, Inc. (The)	5.45%	11/01/12	511,393
1,000,000	JPMorgan Chase & Co.	4.75%	05/01/13	1,041,443
725,000	Morgan Stanley (2)	0.88%	01/09/14	689,468
435,000	Toronto-Dominion Bank (The)	1.38%	07/14/14	442,634
500,000	US Bancorp	1.38%	09/13/13	504,343
365,000	US Bancorp	4.20%	05/15/14	390,576

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

(Continued)

Par Value		Interest Rate	Maturity	Market Value
CORPORATE BOND (continued)
$ 500,000	Wachovia Corp.	5.50%	05/01/13	$525,112
500,000	Wells Fargo & Co.	4.38%	01/31/13	515,392
425,000	Westpac Banking Corp.	1.85%	12/09/13	429,736

				9,415,171

BEVERAGES – 1.9%

400,000	Anheuser-Busch InBev Worldwide, Inc.	2.50%	03/26/13	407,248
1,000,000	Bottling Group LLC	4.63%	11/15/12	1,025,321

				1,432,569

COMPUTERS – 0.7%

500,000	Hewlett-Packard Co.	4.50%	03/01/13	516,661

				516,661

DIVERSIFIED FINANCIAL SERVICES – 5.2%

635,000	American Express Credit Corp.	7.30%	08/20/13	687,138
1,000,000	Caterpillar Financial Services Corp. (2)	0.87%	04/01/14	1,004,554
385,000	General Electric Capital Corp. (2)	0.59%	12/20/13	380,754
560,000	John Deere Capital Corp.	4.95%	12/17/12	577,698
500,000	National Rural Utilities Cooperative Finance Corp.	5.50%	07/01/13	530,077
700,000	Toyota Motor Credit Corp.	1.90%	12/05/12	706,446

				3,886,667

ELECTRIC – 0.4%

295,000	Public Service Co of Colorado	7.88%	10/01/12	305,642

				305,642

INSURANCE – 0.7%

500,000	Prudential Financial, Inc.	3.63%	09/17/12	506,392

				506,392

MEDIA – 1.5%

500,000	Comcast Cable Communications Holdings, Inc.	8.38%	03/15/13	536,123
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	562,784

				1,098,907

OFFICE ELECTRONICS – 0.8%

500,000	Xerox Corp.	8.25%	05/15/14	564,595

				564,595

OIL & GAS – 0.8%

616,000	ConocoPhillips	4.75%	10/15/12	629,927

				629,927

PHARMACEUTICALS – 3.5%

1,000,000	GlaxoSmithKline Capital, Inc.	4.85%	05/15/13	1,049,658
500,000	Novartis Capital Corp.	1.90%	04/24/13	507,745

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2012

(Concluded)

Par Value		Interest Rate	Maturity	Market Value
CORPORATE BONDS (continued)
$ 1,000,000	Wyeth LLC	5.50%	03/15/13	$1,048,220

				2,605,623

PIPELINES – 0.5%
350,000	Enterprise Products Operating LLC	4.60%	08/01/12	354,642

				354,642

RETAIL – 0.7%
500,000	Home Depot, Inc. (The)	5.25%	12/16/13	539,901

				539,901

TELECOMMUNICATION SERVICES – 2.4%
360,000	Alltel Corp.	6.50%	11/01/13	391,288
1,000,000	AT&T, Inc.	4.95%	01/15/13	1,033,927
400,000	Cisco Systems, Inc.	1.63%	03/14/14	408,086

				1,833,301

	Total Corporate Bonds (Cost $23,703,571)			23,689,998

Shares
REGISTERED INVESTMENT COMPANY – 8.4%
6,301,019	Dreyfus Treasury & Agency Cash Management			6,301,019

	Total Registered Investment Company (Cost $6,301,019)			6,301,019

	Total Investments – 106.4% (Cost $79,838,231)*			79,849,073
	Liabilities in excess of Other Assets – (6.4%)			(4,824,754)

	Net Assets – 100.0%			$75,024,319

	Net Asset Value			$9.99

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$79,838,231

Unrealized appreciation	71,518
Unrealized depreciation	(60,676)

Net unrealized appreciation	$10,842

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of March 31, 2012.
(3)	These obligations of U.S. Government sponsored entities are not issued by the U.S. Treasury.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2012

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

Security Valuation: The Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities with remaining maturities of 60 days or less are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The fair value of the Portfolios’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2012 is as follows:

	Total Fair Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$125,191,000	$—	$125,191,000	$—

Money Market Portfolio
Investments in Securities*	$1,060,755,574	$—	$1,060,755,574	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$15,600,391	$—	$15,600,391	$—
Agency Obligations	14,274,401	—	14,274,401	—
Registered Investment Company	3,512,671	3,512,671	—	—

	$33,387,463	$3,512,671	$29,874,792	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2012

(Concluded)

	Total Fair Value at March 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$9,784,554	$—	$9,784,554	$—
Commercial Mortgage-Backed Securities	13,390,912	—	13,390,912	—
Asset-Backed Securities	13,485,687	—	13,485,687	—
Agency Obligations	13,196,903	—	13,196,903	—
Corporate Bonds	23,689,998	—	23,689,998	—
Registered Investment Company	6,301,019	6,301,019	—	—

	$79,849,073	$6,301,019	$73,548,054	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended March 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	President and Chief Executive Officer
Date:	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	Principal Executive Officer
Date:	May 21, 2012

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	May 21, 2012